Leases - Schedule of Future Minimum Lease Payments (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Schedule of Future Minimum Lease Payments [Abstract]
2026	$ 305
2027	233
2028	197
2029	125
2030	79
2031 - 2034	312
Total	1,251
Less: imputed interest	(232)
Present value of lease liabilities	$ 1,019